Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
20.  Supplemental Information on Oil and Gas Producing Activities (Unaudited)

Operating statistics from our oil and gas producing activities for each of the years 2011, 2010 and 2009 are shown in the following table:

Results of Operations for Oil and Gas Producing Activities - Unit Prices and Costs

	Year Ended December 31,
	2011	2010	2009
Consolidated Companies(a)
Production costs per barrel of oil equivalent(b)(c)(d)	$15.37	$12.58	$11.44
Crude oil production (MBbl/d)	34.2	35.5	37.4
SACROC crude oil production (MBbl/d)	23.8	24.3	25.1
Yates crude oil production (MBbl/d)	9.6	10.7	11.8

Natural gas liquids production (MBbl/d)(d)	3.5	5.8	5.4
Natural gas liquids production from gas plants(MBbl/d)(e)	5.0	4.2	4.0
Total natural gas liquids production(MBbl/d)	8.5	10.0	9.4
SACROC natural gas liquids production (MBbl/d)(d)	3.3	5.5	5.3
Yates natural gas liquids production (MBbl/d)(d)	0.2	0.2	0.1

Natural gas production (MMcf/d)(d)(f)	1.5	1.4	0.9
Natural gas production from gas plants(MMcf/d)(e)(f)	0.5	1.9	0.7
Total natural gas production(MMcf/d)(f)	2.0	3.3	1.6
Yates natural gas production (MMcf/d)(d)(f)	1.4	1.3	0.8

Average sales prices including hedge gains/losses:
Crude oil price per Bbl(g)	$69.73	$59.96	$49.55
Natural gas liquids price per Bbl(g)	$65.65	$50.34	$37.70
Natural gas price per Mcf(h)	$3.86	$4.08	$3.45
Total natural gas liquids price per Bbl(e)	$65.61	$51.03	$37.96
Total natural gas price per Mcf(e)	$3.76	$4.10	$3.53
Average sales prices excluding hedge gains/losses:
Crude oil price per Bbl(g)	$92.61	$76.93	$59.03
Natural gas liquids price per Bbl(g)	$65.65	$50.34	$37.70
Natural gas price per Mcf(h)	$3.86	$4.08	$3.45
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.
(b)
Computed using production costs, excluding transportation costs, as defined by the SEC.  Natural gas volumes were converted to barrels of oil equivalent using a conversion factor of six mcf of natural gas to one barrel of oil.

(c)	Production costs include labor, repairs and maintenance, materials, supplies, fuel and power, and general and administrative expenses directly related to oil and gas producing activities.
(d)	Includes only production attributable to leasehold ownership.
(e)	Includes production attributable to our ownership in processing plants and third party processing agreements.
(f)	Excludes natural gas production used as fuel.
(g)	Hedge gains/losses for crude oil and natural gas liquids are included with crude oil.
(h)	Natural gas sales were not hedged.

The following three tables provide supplemental information on oil and gas producing activities, including (i) capitalized costs related to oil and gas producing activities; (ii) costs incurred for the acquisition of oil and gas producing properties and for exploration and development activities; and (iii) the results of operations from oil and gas producing activities.

Our capitalized costs consisted of the following (in millions):

Capitalized Costs Related to Oil and Gas Producing Activities

	As of December 31,
	2011	2010	2009
Consolidated Companies(a)
Wells and equipment, facilities and other	$3,103.6	$2,676.8	$2,428.6
Leasehold	352.3	352.3	352.6
Total proved oil and gas properties	3,455.9	3,029.1	2,781.2
Unproved property(b)	34.3	88.3	10.2
Accumulated depreciation and depletion	(2,288.0)	(1,901.0)	(1,501.1)
Net capitalized costs	$1,202.2	$1,216.4	$1,290.3
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries. Includes capitalized asset retirement costs and associated accumulated depreciation.
(b)	The unproved amounts consist of capitalized costs related to the Katz Unit, which is in the initial stages of the carbon dioxide flooding operation.

For each of the years 2011, 2010 and 2009, our costs incurred for property acquisition, exploration and development were as follows (in millions):

Costs Incurred in Exploration, Property Acquisitions and Development

	Year Ended December 31,
	2011	2010	2009
Consolidated Companies(a)
Property acquisitions - proved oil and gas properties	$-	$-	$5.3
Development	372.8	326.0	330.3
____________

(a)
Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.  During 2011, we spent $89.0 million on development costs related to the Katz field unit, which was in the initial stages of the carbon dioxide flooding operation.  As of December 31, 2011, capitalized costs related to unproved property for the Katz unit was $34.3 million.  No exploration costs were incurred for the periods reported.

Our results of operations from oil and gas producing activities for each of the years 2011, 2010 and 2009 are shown in the following table (in millions):

Results of Operations for Oil and Gas Producing Activities

	Year Ended December 31,
	2011	2010	2009
Consolidated Companies(a)
Revenues(b)	$993.0	$903.2	$767.0
Expenses:
Production costs	245.8	229.5	188.8
Other operating expenses(c)	79.5	62.7	53.3
Depreciation, depletion and amortization expenses	394.1	406.3	441.4
Total expenses	719.4	698.5	683.5
Results of operations for oil and gas producing activities	$273.6	$204.7	$83.5
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.
(b)	Revenues include losses attributable to our hedging contracts of $285.2 million, $219.9 million and $129.5 million for each of the years ended December 31, 2011, 2010 and 2009, respectively.
(c)	Consists primarily of carbon dioxide expense.

Supplemental information is also provided for the following three items (i) estimated quantities of proved oil and gas reserves; (ii) the standardized measure of discounted future net cash flows associated with proved oil and gas reserves; and (iii) a summary of the changes in the standardized measure of discounted future net cash flows associated with proved oil and gas reserves.

The technical persons responsible for preparing the reserves estimates presented in this Note meet the requirements regarding qualifications, independence, objectivity, and confidentiality set forth in the standards pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers.  They are independent petroleum engineers, geologists, geophysicists, and petrophysicists; they do not own an interest in our oil and gas properties; and we do not employ them on a contingent basis.  Our employee who is primarily responsible for overseeing Netherland, Sewell and Associate, Inc.'s preparation of the reserves estimates is a registered Professional Engineer in the states of Texas and Kansas with a Doctorate of Engineering from the University of  Kansas.  He is a member of the Society of Petroleum Engineers and has over 25 years of professional engineering experience.

The reserves estimates shown herein have been independently evaluated by Netherland, Sewell & Associates, Inc. (NSAI), a worldwide leader of petroleum property analysis for industry and financial organizations and government agencies.  NSAI was founded in 1961 and performs consulting petroleum engineering services under Texas Board of Professional Engineers Registration No. F-2699.  Within NSAI, the technical persons primarily responsible for preparing the estimates set forth in the NSAI reserves report incorporated herein are Mr. Derek Newton and Mr. Mike Norton.  Mr. Newton has been practicing consulting petroleum engineering at NSAI since 1997.  Mr. Newton is a Licensed Professional Engineer in the State of Texas (No. 97689) and has over 26 years of practical experience in petroleum engineering, with over 14 years experience in the estimation and evaluation of reserves.  He graduated from University College, Cardiff, Wales, in 1983 with a Bachelor of Science Degree in Mechanical Engineering and from Strathclyde University, Scotland, in 1986 with a Master of Science Degree in Petroleum Engineering.  Mr. Norton has been practicing consulting petroleum geology at NSAI since 1989.  Mr. Norton is a Licensed Professional Geoscientist in the State of Texas, Geology (No. 441) and has over 30 years of practical experience in petroleum geosciences, with over 22 years experience in the estimation and evaluation of reserves.  He graduated from Texas A&M University in 1978 with a Bachelor of Science Degree in Geology.  Both technical principals meet or exceed the education, training, and experience requirements set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers; both are proficient in judiciously applying industry standard practices to engineering and geoscience evaluations as well as applying SEC and other industry reserves definitions and guidelines.

We believe the geologic and engineering data examined provides reasonable assurance that the proved reserves are recoverable in future years from known reservoirs under existing economic and operating conditions.  Estimates of proved reserves are subject to change, either positively or negatively, as additional information becomes available and contractual and economic conditions change.

Furthermore, our management is responsible for establishing and maintaining adequate internal control over financial reporting, which includes the estimation of our oil and gas reserves.  We maintain internal controls and guidance to ensure the reliability of our crude oil, natural gas liquids and natural gas reserves estimations, as follows:

-	no employee's compensation is tied to the amount of recorded reserves;

-
we follow comprehensive SEC compliant internal policies to determine and report proved reserves, and our reserve estimates are made by experienced oil and gas reservoir engineers or under their direct supervision;

-
we review our reported proved reserves at each year-end, and at each year-end, our CO2 business segment managers and our Vice President (President, CO2) review all significant reserves changes and all new proved developed and undeveloped reserves additions; and

-	our CO2 business segment reports independently of our four remaining reportable business segments.

For more information on our controls and procedures, see Item 9A "Controls and Procedures-Management's Report on Internal Control Over Financial Reporting" included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Proved oil and gas reserves are the estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions, that is, current prices and costs calculated as of the date the estimate is made.  Pricing is applied based upon the twelve month unweighted arithmetic average of the first day of the month price for the year.  Future development and production costs are determined based upon actual cost at year-end.  Proved developed reserves are the quantities of crude oil, natural gas liquids and natural gas expected to be recovered through existing investments in wells and field infrastructure under current operating conditions.  Proved undeveloped reserves require additional investments in wells and related infrastructure in order to recover the production.

As of December 31, 2009, we had 47.0 million barrels of crude oil and 2.7 million barrels of natural gas liquids classified as proved developed reserves.  Also as of year end 2009, we had 33.8 million barrels of crude oil and 3.2 million barrels of natural gas liquids classified as proved undeveloped reserves.  Total proved reserves as of December 31, 2009 were 80.8 million barrels of oil and 5.9 million barrels of natural gas liquids.

During 2010, production from the fields totaled 13.0 million barrels of crude oil and 2.1 million barrels of natural gas liquids.  In addition, we incurred $248.0 million in capital costs which resulted in the development of 10.0 million barrels of crude oil and 1.3 million barrels of natural gas liquids and their transfer from the proved undeveloped category to the proved developed category.  These reclassifications reflect the transfer of 29.6% of crude oil and 39.9% of natural gas liquids from the proved undeveloped reserves reported as of December 31, 2009 to the proved developed classification of reserves reported as of December 31, 2010.

Also during 2010, previous estimates of proved developed reserves were revised upwards by 12.3 million barrels of crude oil and 0.4 million barrels of natural gas liquids, and proved undeveloped reserves were revised upward by 4.0 million barrels of crude oil and 0.7 million barrels of natural gas liquids.  Almost 90 percent of the revisions were associated with our third party oil and gas consultants revising the methodology used to estimate reserves for our Yates Field Unit in order to take greater account of the reservoir mechanisms associated with carbon dioxide injection, for which there are now seven years of history.  The revised methodology used to forecast the Yates Field Unit future performance utilizes a volume balance that is based on a correlation of historical production to observed oil saturations and reservoir volume factors during the life of the Yates Field Unit, with emphasis on the period from 1996 through 2010.  A portion of these revisions were attributed to utilizing a higher prescribed oil price basis to calculate reserves ($75.96 per barrel for year end 2010 versus $57.65 per barrel for year end 2009).

These revisions to our previous estimates, as well as the transfer of proved undeveloped reservers to the proved developed category as discussed above, resulted in the percentage of proved undeveloped reserves decreasing from 42.6% at year end 2009 to 33.9% at year end 2010.  After giving effect to production and revisions to previous estimates during 2010, total proved reserves of crude oil increased by 3.3 million barrels and total proved reserves of natural gas liquids decreased by 1.1 million barrels.

As of December 31, 2010, we had 56.4 million barrels of crude oil and 2.2 million barrels of natural gas liquids classified as proved developed reserves.  Also, as of year end 2010, we had 27.8 million barrels of crude oil and 2.6 million barrels of natural gas liquids classified as proved undeveloped reserves.  Total proved reserves as of December 31, 2010, were 84.2 million barrels of crude oil and 4.9 million barrels of natural gas liquids.

During 2011, production from the fields totaled 12.5 million barrels of crude oil and 1.3 million barrels of natural gas liquids.  For 2011, we incurred $372.8 million in capital costs, and in prior years, we incurred $43.6 million in capital costs related to the Katz field unit.  Combined, these capital investments resulted in the development of 7.3 million barrels of crude oil and 0.9 million barrels of natural gas liquids and their transfer from the proved undeveloped category to the proved developed category.  We also developed 3.0 million barrels of crude oil and 0.0 million barrels of natural gas liquids reserves with the development of the Katz (Strawn) unit CO2 flood where the produced gas containing natural gas liquids is injected with the CO2.  The reclassifications from proved undeveloped to proved developed reserves reflect the transfer of 26.2% of crude oil and 35.2% of natural gas liquids from the proved undeveloped reserves reported as of December 31, 2010 to the proved developed classification of reserves reported as of December 31, 2011. The developed reserves for the Katz (Strawn) unit CO2 flood represent 5.4% of of proved developed reserves.

Also during 2011, previous estimates of proved developed reserves were revised upwards by 1.4 million barrels of crude oil and 0.0 million barrels of natural gas liquids, and proved undeveloped reserves were revised upward by 3.3 million barrels of crude oil and 0.6 million barrels of natural gas liquids.    These revisions are attributed to utilizing a higher prescribed oil price basis ($92.71 per barrel for year end 2011 versus $75.96 per barrel for year end 2010) and higher projected CO2 flood recoveries resulting from updated performance at SACROC used to calculate reserves.  All natural gas reserves are associated with crude oil production and are not impacted by gas pricing.

These revisions to our previous estimates, as well as the transfer of proved undeveloped reservers to the proved developed category as discussed above, resulted in the percentage of proved undeveloped reserves decreasing from 33.9% at year end 2010 to 31.0% at year end 2011.  After giving effect to production and revisions to previous estimates during 2011, total proved reserves of crude oil decreased by 4.7 million barrels and total proved reserves of natural gas liquids decreased by 0.7 million barrels.

As of December 31, 2011, we had 55.7 million barrels of crude oil and 1.8 million barrels of natural gas liquids classified as proved developed reserves.  Also, as of year end 2011, we had 23.8 million barrels of crude oil and 2.3 million barrels of natural gas liquids classified as proved undeveloped reserves.  Total proved reserves as of December 31, 2011, were 79.4 million barrels of crude oil and 4.1 million barrels of natural gas liquids.  We currently expect that the proved undeveloped reserves we report as of December 31, 2011 will be developed within the next five years.

During 2011, we filed estimates of our oil and gas reserves for the year 2010 with the Energy Information Administration of the U. S. Department of Energy on Form EIA-23.  The data on Form EIA-23 was presented on a different basis, and included 100% of the oil and gas volumes from our operated properties only, regardless of our net interest.  The difference between the oil and gas reserves reported on Form EIA-23 and those reported in this Note exceeds 5%.

The following Reserve Quantity Information table discloses estimates, as of December 31, 2011, of proved crude oil, natural gas liquids and natural gas reserves, prepared by Netherland, Sewell and Associates, Inc. (independent oil and gas consultants), of Kinder Morgan CO2 Company, L.P. and its consolidated subsidiaries' interests in oil and gas properties, all of which are located in the state of Texas.  This data has been prepared using current prices and costs, as discussed above, and the estimates of reserves and future revenues in this Note conform to the guidelines of the U.S. Securities and Exchange Commission (SEC).

Reserve Quantity Information

	Consolidated Companies(a)
	Crude Oil (MBbls)	NGLs (MBbls)	Natural Gas (MMcf)(b)
Proved developed and undeveloped reserves:
As of December 31, 2008	78,579	6,860	1,274
Revisions of previous estimates(c)	15,900	1,018	(293)
Production	(13,688)	(1,995)	(298)
Purchases of reserves in place	53	37	15
As of December 31, 2009	80,844	5,920	698
Revisions of previous estimates(d)	16,294	1,059	2,923
Production	(12,962)	(2,116)	(523)
As of December 31, 2010	84,176	4,863	3,098
Revisions of previous estimates(e)	4,719	567	687
Improved recovery(f)	3,018	-	-
Production	(12,466)	(1,285)	(544)
As of December 31, 2011	79,447	4,145	3,241

Proved developed reserves:
As of December 31, 2009	47,058	2,665	698
As of December 31, 2010	56,423	2,221	3,098
As of December 31, 2011	55,652	1,823	3,241

Proved undeveloped reserves:
As of December 31, 2009	33,786	3,255	-
As of December 31, 2010	27,753	2,642	-
As of December 31, 2011	23,795	2,322	-
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.
(b)	Natural gas reserves are computed at 14.65 pounds per square inch absolute and 60 degrees fahrenheit.
(c)	Predominantly due to higher product prices resulting in an expanded economic carbon dioxide project area.
(d)	Predominantly due to higher product prices used to determine reserve volumes and the change in methodology discussed above.

(e)	Predominantly due to higher product prices used to determine reserve volumes.
(f)	Represents volumes added with the development of the Katz (Strawn) unit carbon dioxide flood.

The standardized measure of discounted cash flows and summary of the changes in the standardized measure computation from year-to-year are prepared in accordance  with the "Extractive Activities-Oil and Gas" Topic of the Codification.  The assumptions that underly the computation of the standardized measure of discounted cash flows, presented in the table below, may be summarized as follows:

-	the standardized measure includes our estimate of proved crude oil, natural gas liquids and natural gas reserves and projected future production volumes based upon year-end economic conditions;

-	pricing is applied based upon the 12 month unweighted arithmetic average of the first day of the month price for the year;

-	future development and production costs are determined based upon actual cost at year-end;

-	the standardized measure includes projections of future abandonment costs based upon actual costs at year-end; and

-	a discount factor of 10% per year is applied annually to the future net cash flows.

Our standardized measure of discounted future net cash flows from proved reserves were as follows (in millions):

Standardized Measure of Discounted Future Net Cash Flows From
Proved Oil and Gas Reserves

	As of December 31,
	2011	2010	2009
Consolidated Companies(a)
Future cash inflows from production	$7,648.1	$6,665.8	$4,898.0
Future production costs	(2,806.5)	(2,387.9)	(1,951.5)
Future development costs(b)	(1,443.0)	(1,433.7)	(1,179.7)
Undiscounted future net cash flows	3,398.6	2,844.2	1,766.8
10% annual discount	(1,204.6)	(946.6)	(503.5)
Standardized measure of discounted future net cash flows	$2,194.0	$1,897.6	$1,263.3
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.
(b)	Includes abandonment costs.

The following table represents our estimate of changes in the standardized measure of discounted future net cash flows from proved reserves (in millions):

Changes in the Standardized Measure of Discounted Future Net Cash Flows From
Proved Oil and Gas Reserves

	As of December 31,
	2011	2010	2009
Consolidated Companies(a)
Present value as of January 1	$1,897.6	$1,263.3	$658.4
Changes during the year:
Revenues less production and other costs(b)	(949.5)	(828.2)	(652.7)
Net changes in prices, production and other costs(b)	696.9	890.0	915.7
Development costs incurred	416.4	248.0	330.3
Net changes in future development costs	(316.7)	(296.6)	(445.4)
Improved recovery	10.2	-	-
Revisions of previous quantity estimates(c)	257.1	494.2	391.1
Accretion of discount	182.0	126.9	65.9
Net change for the year	296.4	634.3	604.9
Present value as of December 31	$2,194.0	$1,897.6	$1,263.3
____________

(a)	Amounts relate to Kinder Morgan CO2 Company, L.P. and its consolidated subsidaries.
(b)	Excludes the effect of losses attributable to our hedging contracts of $285.2 million, $219.9 million and $129.5 million for each of the years ended December 31, 2011, 2010 and 2009, respectively.
(c)
2011 revisions were primarily due to higher product prices used to determine reserve volumes and the addition of the Katz (Strawn) carbon dioxide flood.  2010 revisions were primarily due to higher product prices used to determine reserve volumes and the change in methodology discussed above.  2009 revisions were primarily due to higher product prices resulting in an expanded economic carbon dioxide project area.